Principles of Consolidation and Basis of Presentation	12 Months Ended
Dec. 31, 2010
Principles of Consolidation and Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

NOTE 2. PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

The accompanying financial statements include the accounts of GreenHunter Energy, Inc. and our wholly-owned subsidiaries, GreenHunter Wind Energy, LLC and GreenHunter Mesquite Lake, LLC. We wrote off our interests in Haining City Wind Energy, LLC at September 30, 2009 and Wheatland Wind Power, LLC at December 31, 2009, resulting in a loss of $88 thousand and $918 thousand, respectively. We disposed of our interests in GreenHunter Biofuels Inc. on November 26, 2010, resulting in a gain of $33.1 million. See Note 5 — Discontinued Operations for more information. All significant intercompany transactions and balances have been eliminated.